PARTNERING ARRANGEMENTS - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Train	Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Other current liabilities	[1]	$ 541,432	$ 334,850
CLG
Schedule of Investments [Line Items]
Percentage of equity investment		50.00%
CB&I/Zachry
Schedule of Investments [Line Items]
Number Of LNG Trains | Train		2
Joint venture contract value		$ 2,700,000
CB&I/Zachry/Chiyoda
Schedule of Investments [Line Items]
Joint venture contract value		$ 675,000
CB&I/Chiyoda
Schedule of Investments [Line Items]
Number Of LNG Trains | Train		3
Joint venture contract value		$ 3,100,000
CB&I/CTCI
Schedule of Investments [Line Items]
Joint venture contract value		1,400,000
Other current liabilities	[1]	$ 147,000
CB&I/Kentz
Schedule of Investments [Line Items]
Number Of LNG Trains | Train		3
Joint venture contract value		$ 5,900,000
CB&I/Kentz | Kentz
Schedule of Investments [Line Items]
Percentage of ownership in joint venture		35.00%
CB&I/Areva
Schedule of Investments [Line Items]
Joint venture contract value		$ 5,800,000
CB&I/Areva | Areva
Schedule of Investments [Line Items]
Percentage of ownership in joint venture		48.00%
Zachry | CB&I/Zachry
Schedule of Investments [Line Items]
Ownership percentage		50.00%
Zachry | CB&I/Zachry/Chiyoda
Schedule of Investments [Line Items]
Ownership percentage		33.30%
Chiyoda | CB&I/Zachry/Chiyoda
Schedule of Investments [Line Items]
Ownership percentage		33.30%
Chiyoda | CB&I/Chiyoda
Schedule of Investments [Line Items]
Ownership percentage		50.00%
Chicago Bridge And Iron | Net Power
Schedule of Investments [Line Items]
Percentage of equity investment		33.30%
Commitment to invest		$ 47,300
Equity method invested		$ 37,900
Chicago Bridge And Iron | CTCI Corporation
Schedule of Investments [Line Items]
Percentage of equity investment		50.00%
Chicago Bridge And Iron | CB&I/Zachry
Schedule of Investments [Line Items]
Ownership percentage		50.00%
Chicago Bridge And Iron | CB&I/Zachry/Chiyoda
Schedule of Investments [Line Items]
Ownership percentage		33.30%
Chicago Bridge And Iron | CB&I/Chiyoda
Schedule of Investments [Line Items]
Ownership percentage		50.00%
Chicago Bridge And Iron | CB&I/Kentz
Schedule of Investments [Line Items]
Percentage of ownership in joint venture		65.00%
Chicago Bridge And Iron | CB&I/Areva
Schedule of Investments [Line Items]
Percentage of ownership in joint venture		52.00%
Chevron | CLG
Schedule of Investments [Line Items]
Percentage of equity investment		50.00%
Exelon | Net Power
Schedule of Investments [Line Items]
Percentage of equity investment		33.30%
8 Rivers Capital | Net Power
Schedule of Investments [Line Items]
Percentage of equity investment		33.30%
CTCI Corporation
Schedule of Investments [Line Items]
Percentage of equity investment		50.00%

[1]	Represents advances to our proportionately consolidated ventures and advances from our equity method and proportionately consolidated ventures as discussed in Note 8.